Leases (Details) - Schedule of Carrying Amounts of Right-of-Use Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of Right of Use Assets [Abstract]
Beginning balance		$ 169,769
Additions during the year		247,789
Depreciation expense (note 8)	$ (154,247)	(121,020)
Ending balance	$ 142,291	$ 296,538